Financial Instruments - Additional Information - Derivative Financial Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Gains and (losses) related to recognition of changes in fair values of the derivative instruments	$ (2)	$ (19)	$ (5)
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount		335			$ 658
Gain (loss) due to changes in estimated fair value	(123)	23
Currency swap contract [member] | Euro denominated [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount			750
Net foreign exchange gain			70
Changes in the fair value of these instruments			8
Debt Instrument Settlement Gains			80
Foreign Exchange Options [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	$ 650	300
Financial Income And Other Items [Member] | Peso Denominated Value [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative contracts maturity date	January 2026
Financial Income And Other Items [Member] | Foreign Exchange Options [Member]
Disclosure of detailed information about financial instruments [line items]
Changes in the fair value of these instruments	$ 15	(18)	(13)
Financial Income And Other Items [Member] | Foreign Exchange Options [Member] | Peso Denominated Value [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative contracts maturity date	October 2026
Loans from banks at floating interest rate [member] | Finance Expense [Member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	$ 28	5
Fuel Price Forward Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	134	110
Financial liabilities at estimated fair value	1	1
Gain (loss) due to changes in estimated fair value	6	6		$ 25
Fuel Price Forward Contracts [member] | Operating Expense [Member]
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	5	7	88
Fuel Price Forward Contracts [member] | Financial Income And Other Items [Member]
Disclosure of detailed information about financial instruments [line items]
Changes in the fair value of these instruments	(8)	(1)
Fuel Price Forward Contracts [member] | Cemex Brent Oil [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	150	122
Fuel Price Forward Contracts [member] | Cemex Held Coal [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	72
Changes in the fair value of these instruments	(9)
Foreign exchange forwards hedging the net investment [member] | Forward Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	492	518
Net foreign exchange gain (loss)	(86)	172	96
Foreign exchange forwards hedging the net investment [member] | Capped Forwards With Option Contracts [Member] | Peso Denominated Value [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	221	458
Net foreign exchange loss		54	2
Net foreign exchange gain	$ 43
Foreign exchange forwards hedging the net investment [member] | Top of range [member] | Forward Contract [Member] | Peso Denominated Value [Member]
Disclosure of detailed information about financial instruments [line items]
BorrowingsMaturityPeriod	15 months
Foreign exchange forwards hedging the net investment [member] | Bottom of range [member] | Forward Contract [Member] | Peso Denominated Value [Member]
Disclosure of detailed information about financial instruments [line items]
BorrowingsMaturityPeriod	1 month
Interest Rate Swap Contract [Member] | Finance Expense [Member] | Peso Floating Rates [Member]
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax		18	7
Interest Rate Swap Contract [Member] | Loans from banks at floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	$ 600	750
Gain (loss) due to changes in estimated fair value	16	9	69
Reclassification adjustments on cash flow hedges, net of tax	14	30
Interest Rate Swap Contract [Member] | Loans from banks at floating interest rate [member] | Peso Floating Rates [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) due to changes in estimated fair value	$ (15)	3
Interest Rate Swap Contract [Member] | Loans from banks at floating interest rate [member] | Finance Expense [Member]
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax		22
Interest Rate Swaps [member] | Mexican Peso Floating Rates [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount			268
Financial assets at estimated fair value			15
Interest Rate Swaps [member] | Loans from banks at floating interest rate [member] | Finance Expense [Member]
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax		$ 2	$ 23